Financial instruments included in the statement of financial position and impact on income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of details of non-current financial assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	38,733	—	38,733	38,733
Current financial liabilities	7,288	—	7,288	7,288
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,503	—	52,503	52,503
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Disclosure of details of financial liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2021	2020
Lease liabilities – Short term	1,126	1,197
Repayable BPI loan advances - Short term	800	500
PGE*	1,086	141
EIB Loan – Short term	5,192	3,033
Total current financial liabilities	8,204	4,872
Lease liabilities – Long term	5,393	4,991
Repayable BPI loan advances – Long term	2,259	2,975
PGE*	8,982	9,922
EIB loan – Long term	21,182	26,218
Total non-current financial liabilities	37,816	44,107
Total financial liabilities	46,020	48,979
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	38,733	—	38,733	38,733
Current financial liabilities	7,288	—	7,288	7,288
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,503	—	52,503	52,503
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Disclosure of effect of changes in exchange rates
The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of capital contributions and loans to the Company’s U.S. subsidiaries as of December 31, 2021, and 2020.

	For the year ended December 31, 2021
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	45	(45)	87	(87)
Total	45	(45)	87	(87)

	For the year ended December 31, 2020
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	5	(5)	124	(124)
Total	5	(5)	124	(124)